As filed with the Securities and Exchange Commission on December 7, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

The Teberg Fund SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

Following is an interview with Portfolio Manager Curtis A. Teberg published by Barron’s ONLINE on October 24, 2006, which we’re including in this report instead of a shareholder letter. The interview covers his studies of how presidential election cycles have historically affected the market and how he is positioning The Teberg Fund’s portfolio as a result of his research.

BARRON’S
O N L I N E
October 24, 2006

ELECTRONIC Q&A |

Manager’s Bio

Name: Curtis Teberg

Age: 58

Title: President, First Associated Investment Advisors; portfolio manager, The Teberg Fund

Education: Bachelor’s in political science, University of Minnesota, Morris campus

Hobbies: Hunting

Investment Philosophy
Using stock and bond mutual funds rather than individual securities, Teberg makes asset allocation bets based on how he thinks the broader stock market will perform. His market-timing decisions are based on past stock-market activity going back over the decades. For example, he tends to load up on his stock weighting in anticipation of a fourth-quarter rally, and he goes light on stocks in the late spring and summer.

If Past Is Prologue, It’s Time to Buy
By JOHN KIMELMAN

WHEN IT COMES TO THE FUTURE, Curtis A. Teberg takes all of his cues from the past.

Teberg, a 58-year-old mutual-fund manager based in Duluth, Minn., has turned his love of history into a fairly simple and straightforward way to invest for his clients: He times the stock market based on past stock-price performance trends.

Teberg likes what happens to the broader market during the 15-month period from Oct. 1 of a midterm-election year to the end of the following year. On average, he says, the Dow has gained 35% during that period going back to the 15-month period ending Dec. 31, 1987.

In fact, Teberg, manager of a conservative asset-allocation portfolio,The Teberg Fund, thinks the Dow, now trading at around 12,100, could rise to 14,400-to-16,000 next year, based on the kind of percentage gains off the midterm-election year lows that stocks have achieved in past decades.

Recently, Teberg, who trades in and out of underlying stock and bond funds rather than individual stocks, discussed his backward-looking, stock-free approach to investing during a face-to-face interview with Barron’s Online.

Barron’s Online:  What’s the most important market trend that investors can benefi t from right now?

Teberg: We are heading into the third year of the presidential cycle and that’s generally been quite good for the stock market. Going back to 1982, if you take the Dow from the low point of a midterm-election year to the high point of the pre-presidential-election year -- which is next year -- you see that the average gain of the Dow is 53%. The lowest gain in the last 25 years would have been 34%, and that came during the recessionary period of 1990 and 1991. I look backward and say, “Well, if something has happened in the past so often, I will believe that it could happen again.” Early in the summer, the Dow hit a low point of 10,706 in June. So if you take it and look at it and say, “Where is the highest point next?,” the average would put it at 16,000 next year. Even based on the percentage gain of the lowest gain of the past 25 years, that would put the Dow at 14,400 at the high for next year. So I firmly believe that the Dow could be between 14,000 and 16,000 sometime next year based on where it was this past June.

Barron’s Online: Why is the movement from the second to the third year of a president’s term so strong on average?

Teberg: I think it works because at this time of the cycle, we are being promised change. We Americans love change. We don’t care if things are good, we think they can be better; if things are bad, we also think they can be better. The politicians at this time in the cycle are coming out and telling us that; they’ve been telling us that for 75 years.

Barron’s Online: But that implies that presidents can make things happen, or at least that investors believe that presidents can make things happen. In fact, the president has only so much control over the business and economic environment. He can’t even lower interest rates -- the Fed does that -- and a Congress controlled by the opposition party can stymie his legislative initiatives.

Teberg:
“Now during the last 20 presidential cycles, we’ve had presidents of both parties, we’ve had presidential scandals, economic depressions and recessions, and high inflation. We’ve even had gridlock, and still the markets went up during this period.”

Barron’s Online: So the key is not whether the president or Congress does something, the key is whether the market perceives something positive coming out of all this?

Teberg: Yes.

Barron’s Online: What has all this meant for the way you invest in your Teberg Fund. How have you shifted your portfolio weightings as a result?

Teberg: If you look at our portfolio at the end of this coming December, you will see that we are no longer as heavy in cash and bonds. A lot of that money has been repositioned into the equity side. You will see a lot of it into health care, financials, technology, communications.

Barron’s Online: What was your cash and bond position before you made these moves?

Teberg: As of September, it was still about 72% cash to bonds.

Barron’s Online: And is it somewhere below 50% now?

Teberg: Yes. I can tell you that as a conservative asset-allocation fund, I have to keep at 40% in cash and bonds at all times.

Barron’s Online: Market timing gets a bad rap from many investors who argue that most investors can never get the timing right.

Teberg: You know, there was a big article in the paper a few years back, and it said Warren Buffett bought a [sizable stake] in high-yield bonds. I remember saying to one of my colleagues, “Well, he fi nally caught on to what I’m doing.” [Editor’s Note: Buffett has also been known to load up on cash when he doesn’t fi nd enough value in stocks.]

Barron’s Online: You mean he was doing some market timing of his own?

Teberg: Absolutely

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible. Because The Teberg Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with non-diversifi cation and investments in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.

The Dow Jones Industrial Average is a price-weighted index of 30 blue-chip stocks that are generally the leaders in their industry. You cannot invest directly in an index.

Opinions expressed are those of the author of the article, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Warren Buffett does not endorse The Teberg Fund.

The Teberg Fund is distributed by Quasar Distributors, LLC. (11/06)

The Teberg Fund
Expense Example at September 30, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/06 - 9/30/06).

Actual Expenses
The fi rst line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fi rst line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not refl ect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Teberg Fund
Expense Example at September 30, 2006 (Unaudited)-continued

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses Paid During Period 4/1/06 - 9/30/06

Actual	$1,000.00	$1,002.50	$11.19
Hypothetical (5% return	$1,000.00	$1,013.89	$11.26
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocaton of Portfolio Assets at September 30, 2006 (Unaudited)

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited)

Shares		Value

	Equity Funds - 19.96%
7,401	AIM Financial Services Fund - Class A	$219,435
6,800	AIM Global Health Care Fund - Class A	209,979
5,158	AIM Leisure Fund - Class A	234,126
2,131	AIM Leisure Fund - Investor Class	96,557
4,498	Allegiant Multi-Factor Small Cap Value Fund - Class A	88,341
1,322	American EuroPacifi c Growth Fund - Class A	60,951
14,936	American Washington Mutual Investors Fund - Class A	503,808
21,542	Brandywine Fund*	695,171
17,439	Burnham Financial Services Fund	409,285
2,084	Calamos Growth Fund - Class A	111,289
2,419	Clipper Fund	213,756
2,557	Dreyfus Appreciation Fund	110,234
4,705	DWS Flag Investors Communications Fund - Class A*	101,059
8,246	Evergreen Utility & Telecommunications Fund - Class A	107,852
3,273	Fidelity Real Estate Investment Portfolio	111,746
4,197	Fidelity Select Energy Portfolio	195,788
819	Fidelity Select Health Care Portfolio	104,414
1,482	Fidelity Select Insurance Portfolio	105,159
2,789	FPA Capital Fund	116,205
7,525	ICON Financial Fund	108,881
2,585	ING Russia Fund - Class A*	138,037
2,087	Jennison Natural Resources Fund - Class A	92,507
5,236	Mairs & Power Growth Fund	389,650
176	Meridian Growth Fund	7,099
2,744	Meridian Value Fund	104,291
14,946	MFS Mid Cap Growth Fund - Class A*	130,481
14,495	Nicholas Applegate Growth Equity Fund - Class A*	159,295
8,880	Oppenheimer International Small Company Fund - Class A	202,738
3,240	The Parnassus Fund	110,879
3,325	Phoenix Real Estate Securities Fund - Class A	114,011
7,997	Rydex Series - Transportation Fund - Investor Class*	211,835
2,404	Selected American Shares - Class S	103,534
3,768	Templeton Developing Markets Trust - Class A	96,962
3,550	Thompson Plumb Growth Fund	168,568
65,165	Westwood Equity Fund - Class AAA	815,209
	Total Equity Funds (Cost $5,944,681)	6,749,132

See accompanying Notes to Financial Statements.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited)-continued

Shares		Value

	Exchange Traded Funds - 4.50%
1,300	Biotech HOLDRs Trust	$240,136
11,565	iShares Lehman 20+ Year Treasury Bond Fund	1,033,795
2,000	Utilities HOLDRs Trust	246,160
	Total Exhange Traded Funds (Cost $1,481,326)	1,520,091

	Fixed Income Funds - 66.04%
2,294	American Century Target Maturities Series 2010 Fund	206,722
13,605	American Century Target Maturities Series 2015 Fund -
	Investor Class	1,057,007
49,856	American High Income Trust - Class A	613,233
761,036	DWS High Income Fund - Class A	4,086,766
196,685	Eaton Vance High Income Fund - Class A	1,020,796
981,530	Franklin AGE High Income Fund - Class A	2,051,397
1,594,742	Franklin Income Fund - Class A	4,098,487
796,103	John Hancock High Yield Fund - Class A	4,123,813
94,488	Julius Baer Global High Income Fund - Class A	1,025,203
532,568	Northeast Investors Trust	4,047,515
	Total Fixed Income Funds (Cost $22,034,270)	22,330,939

	Money Market Funds - 9.68%
3,273,321	AIM STIT-STIC Prime Portfolio	3,273,321
	Total Money Market Funds (Cost $3,273,321)	3,273,321
	Total Investments (Cost $32,733,598) - 100.18%	33,873,483
	Liabilities in Excess of Other Assets - (0.18)%	(61,155)

	Net Assets - 100.00%	$33,812,328

* Non-income producing security.

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value
(identifi ed cost $32,733,598)	$33,873,483
Dividends and interest receivable	55,556
Prepaid expenses	4,823
Total assets	33,933,862

LIABILITIES
Payables
Securities purchased	42,213
Due to advisor	41,555
Audit fees	8,145
Distribution fees	6,926
Administration fees	5,541
Transfer agent fees and expenses	5,030
Fund accounting fees	4,211
Legal fees	3,282
Chief Compliance Offi cer fee	965
Custodian fees	867
Accrued other expenses	2,799
Total liabilities	121,534

NET ASSETS	$33,812,328

Net asset value, offering and redemption price per share
[$33,812,328/2,863,402 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$11.81

COMPONENTS OF NET ASSETS
Paid-in capital	$28,811,257
Undistributed net investment income	545,114
Accumulated net realized gain on investments	3,316,072
Net unrealized appreciation on investments	1,139,885
NET ASSETS	$33,812,328

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENT OF OPERATIONS at September 30, 2006 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$592,600
Interest	183,124
Total income	775,724

Expenses
Advisory fees (Note 3)	254,759
Distribution fees (Note 4)	42,460
Administration fees (Note 3)	33,967
Fund accounting fees (Note 3)	13,238
Transfer agent fees and expenses (Note 3)	13,127
Audit fees	8,155
Legal fees	7,573
Trustee fees	4,113
Custody fees (Note 3)	3,873
Chief Compliance Officer fee (Note 3)	2,964
Insurance fees	2,758
Registration fees	2,325
Shareholder reporting	1,721
Other	1,508
Total expenses	392,541
Less: expenses reimbursed by advisor (Note 3)	(14,172)
Net expenses	378,369
Net investment income	397,355

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized gain on security transactions	1,558,846
Capital gain distributions from regulated investment companies	27,036
Net change in unrealized appreciation on investments	(1,897,830)
Net realized and unrealized loss on investments	(311,948)
Net Increase in Net Assets Resulting from Operations	$85,407

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENTS OF CHANGES IN NET ASSETS at September 30, 2006 (Unaudited)

	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$397,355	$388,366
Net realized gain on security transactions	1,558,846	1,721,680
Capital gain distributions from regulated
investment companies	27,036	481,552
Net change in unrealized appreciation
on investments	(1,897,830)	896,791
Net increase in net assets resulting
from operations	85,407	3,488,389

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(383,060)
From net realized gain on security transactions	—	(245,244)
	—	(628,304)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(872,558)	(801,610)
Total increase/(decrease) in net assets	(787,151)	2,058,475

NET ASSETS
Beginning of period	34,599,479	32,541,004
End of period	$33,812,328	$34,599,479

Includes undistributed net investment income of:	$545,114	$147,759

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2006 (Unaudited)		Year Ended March 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	45,982	$537,988	211,653	$2,357,498
Shares reinvested	—	—	55,406	628,303
Shares redeemed	(120,386)	(1,410,546)	(335,279)	(3,787,411)
Net decrease	(74,404)	$(872,558)	(68,220)	$(801,610)

See accompanying Notes to Financial Statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS - For a share outstanding throughout each period

	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)		2006	2005	2004	2003(1)

Net asset value, beginning of period	$11.78		$10.83	$10.94	$9.73	$10.00

Income from investment operations:
Net investment income (2)	0.14		0.13	0.04	0.21	0.13
Net realized and unrealized
gain/(loss) on investments	(0.11)		1.03	(0.08)	1.68	(0.32)
Total from investment operations	0.03		1.16	(0.04)	1.89	(0.19)

Less distributions:
From net investment income	—		(0.13)	(0.06)	(0.19)	(0.08)
From net realized gain on
investments	—		(0.08)	(0.01)	(0.49)	—
Total distributions	—		(0.21)	(0.07)	(0.68)	(0.08)

Net asset value, end of period	$11.81		$11.78	$10.83	$10.94	$9.73

Total return	6.74	%(4)	10.79%	(0.32)%	19.48%	(1.90)%

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,812		$34,600	$32,541	$29,180	$17,943
Ratio of expenses to average net assets: (3)
Before expense
reimbursement/recoupment	2.31	%(5)	2.33%	2.31%	2.31%	2.93%
After expense
reimbursement/recoupment	2.23	%(5)	2.25%	2.23%	2.42%	2.50%
Ratio of net investment income
to average net assets: (3)
Before expense
reimbursement/recoupment	2.26	%(5)	1.08%	0.38%	2.33%	1.52%
After expense
reimbursement/recoupment	2.34	%(5)	1.16%	0.46%	2.22%	1.95%
Portfolio turnover rate	123.04	%(4)	113.59%	150.50%	88.41%	84.10%

(1)	The Fund commenced operations on April 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.

See accompanying Notes to Financial Statements.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A
Security Valuation: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2006 (Unaudited) - continued

F.
New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2006, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provided most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2006, the Fund incurred $254,759 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2006 (Unaudited) - continued

of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2006. For the six months ended September 30, 2006, the Advisor waived $14,172 in 12b-1 fees received from underlying funds that were purchased through a broker affiliated with the Advisor. The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended September 30, 2006, the Fund incurred $33,967 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian. For the six months ended September 30, 2006, the Fund incurred $13,238, $8,899, and $3,873 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator.

For the six months ended September 30, 2006, the Fund was allocated $2,964 of the Chief Compliance Officer fee.

NOTE 4 - DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended September 30, 2006, the Fund paid the Distribution Coordinator $42,460.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2006 (Unaudited) - continued

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $32,769,138 and $35,746,912, respectively.
NOTE 6 - LINE OF CREDIT

The Teberg Fund has a line of credit in the amount of $11,400,000. This line of credit is intended to provide short-term fi nancing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended September 30, 2006, the Fund did not draw upon the line of credit.

NOTE 7- DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) are the same for financial statement and tax purposes.

There were no distributions paid during the six months ended September 30, 2006. The tax character of distributions paid during the year ended March 31, 2006 was as follows:

2006
Ordinary income	$383,060
Long-term capital gains	245,244

As of March 31, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$31,644,402

Gross tax unrealized appreciation	$3,117,363
Gross tax unrealized depreciation	(79,648)
Net tax unrealized appreciation	$3,037,715

Undistributed ordinary income	$147,759
Undistributed long-term capital gain	1,730,190
Total distributable earnings	$1,877,949

Other accumulated gains/(losses)	$—
Total accumulated earnings/(losses)	$4,915,664

During the year ended March 31, 2006, the Fund utilized capital loss carryforwards of $160,189.

The Teberg Fund
NOTICE TO SHAREHOLDERS at September 30, 2006 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 1-866-209-1964. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

(This page intentionally left blank)

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

2

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/04/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/04/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 12/05/2006

* Print the name and title of each signing officer under his or her signature.

 4